Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term Purchase Commitment [Line Items]
Lease expiration date	Sep. 30, 2017
Rent expense under operating leases	$ 745	$ 175	$ 0
Rose Lifescience Inc [Member] | Distribution And Marketing [Member]
Long-term Purchase Commitment [Line Items]
Minimum commitment Fees	$ 500
Commitment Term	5 years